Digital Assets - Schedule of Reconciliation between Net Income and the Movement of Digital Assets (Details) - Digital Assets [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Crypto Asset, Activity [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets	$ 158,838	$ 162,702
Adjusted by the changes of operating assets and liabilities:
Accounts receivable to be settled in digital assets	(7,663)	1,224
Contract liabilities received in digital assets	23,311	1,498
Digital assets received from customers for products and services	174,486	165,424
Revenue recognized from Bitcoin self-mining operation	32,357	111,130
Cost and expenses settled or to be settled by digital assets	(98,881)	(112,043)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	(5,720)	(10,731)
Accounts payable to be settled in digital assets	(13,986)	(5)
Payments made in digital assets by a related party on behalf of Company	(11,141)
Other receivables to be settled in digital assets	(4,881)	92
Other payables to be settled in digital assets	3,682	813
Inventories	43	(205)
Costs and expenses paid in digital assets	(130,834)	(122,079)
Unrealized fair value loss of digital assets	15,074	(4,603)
Realized gain on sale of digital assets	2,426	22,982
Net digital assets provided by operating activities	93,509	172,854
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(76,833)	(130,643)
Digital assets purchased by fiat cash	10,500	14,011
Digital asset collateral, net	11,701
Purchase of mining equipment	(2,457)
Net digital assets used in investing activities	(57,089)	(116,632)
DIGITAL ASSETS FROM FINANCING ACTIVITIES
Proceeds from long-term loans	5,000
Net digital assets provided by financing activities	5,000
Adjustments on the opening balance for adoption of ASU 2023-08		6,436
Net increase in digital assets	41,420	62,658
Digital assets at the beginning of the periods	129,940	43,978
Digital assets at the end of the periods	$ 171,360	$ 106,636